INCOME TAX AND SOCIAL CONTRIBUTION (Details 6) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax And Social Contribution
Deferred income tax and social contribution at beginning	R$ 3,684.0	R$ 4,651.2
Recognition of actuarial gains/(losses)	0.4	(23.2)
Cash flow hedge - gains/(losses)	268.5	(423.1)
Gains/(losses) on cumulative translation adjustments	312.8	879.8
Recognized in other comprehensive income	528.1	433.5
Recognized in the income statement	571.1	(109.4)
Changes recognized directly in the balance sheet	(291.1)	(1,291.3)
Recognized in deferred tax	(335.7)	(889.1)
Effect of application of IAS 29 (hyperinflation)	(335.7)	(889.1)
Recognized in the other balance sheet group	44.6	(402.2)
Investment hedges - Obligations related to the acquisition of a non-controlling interest	(53.6)
Deferred income tax and social contribution at ending	R$ 4,492.1	R$ 3,684.0